17. RELATED PARTIES TRANSACTIONS (Details Narrative) - Key management remuneration [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RelatedPartyTransactionsLineItems [Line Items]
Total accrued remuneration	$ 6.9	$ 9.6	$ 31.2
Directors' and Sindycs' fees	5.8	4.6	4.1
EBDA, company value and stock-based compensations	$ 1.1	$ 5.0	$ 27.1